ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30, 2021	December 31, 2020
Advance from customers	$169,040	$9,493
Accrued payroll and employee benefits	97,036	105,801
Other tax payable (i)	277,098	325,719
Others (ii)	293	62,442
Accrued expenses and other current liabilities	$543,467	$503,455

(i)	Other tax payables are mainly value added tax payable.

(ii)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.

NOTE 7— ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2020	December 31, 2019
Advance from customers	$9,493	$11,719
Accrued payroll and employee benefits	105,801	248,745
Accrued interest expenses	-	37,140
Other tax payables (i)	325,719	324,670
Penalty related to a loan default (ii)	-	1,701,986
Others (iii)	62,442	16,598
Accrued expenses and other current liabilities	$503,455	$2,340,858

(i)	Other tax payables are mainly value added tax payable.

(ii)	Penalty payable of RMB6.0 million (equivalent to US$0.9 million) and RMB5.8 million (equivalent to US$0.8 million) was accrued for a loan default by Sichuan Wetouch obtained from Chengdu Bank in 2013 and guaranteed by a third party Chengdu SME Credit Guarantee Co., Ltd. (“Chengdu SME”) as of December 31, 2019. (see Note 9).On September 16, 2020, Sichuan Wetouch made a full repayment of RMB11.8 million (equivalent to US$1.7 million) of the above loan default penalties to Chengdu SME.

(iii)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.